Summary of Reconciliation of Provision for Income Taxes Computed at Combined Canadian Federal and Provincial Statutory Rate to Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Income Tax [Abstract]
Net loss before income taxes	$ (2,639)	$ (17,361)	$ (15,006)
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%
Income tax recovery based on Canadian federal and provincial income tax rates	$ (713)	$ (4,687)	$ (4,052)
Difference in foreign tax rates	12	210	6
Deferred tax assets (not recognized) recognized	(52)	3,282	2,507
Stock-based compensation	291	849	751
Non-taxable dividends	(5)	(106)
Fair value change in warrant liability	(79)	(1,080)	408
Tax rate difference on fair value in marketable securities	(137)	12
Permanent differences and other	248	1,505	$ 380
Total tax expense (income)	$ (435)	$ (15)